Total Costs Incurred in Connection with Restructuring Programs by Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 75,570		¥ 74,386		¥ 52,645
Depreciation associated with restructured assets	5,019		3,121		2,115
Total	80,589		77,507		54,760
Mobile Products & Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	32,485	[1]	5,885	[1]	1,859	[1]
Game
Restructuring Cost and Reserve [Line Items]
Restructuring costs	371		250		519
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	3,422		11,240		1,398
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1,537		11,815		5,007
Devices
Restructuring Cost and Reserve [Line Items]
Restructuring costs	5,464		19,096		26,373
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	6,722		1,081		1,273
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	576		2,305		5,710
Financial Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs					1,822
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	¥ 24,993		¥ 22,714		¥ 8,684

[1]	Sony acquired Ericsson's shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment.